Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,075,798.84

Principal:
Principal Collections	$11,488,285.32
Prepayments in Full	$6,832,868.76
Liquidation Proceeds	$229,783.04
Recoveries	$65,759.43
Sub Total	$18,616,696.55
Collections	$19,692,495.39

Purchase Amounts:
Purchase Amounts Related to Principal	$228,087.58
Purchase Amounts Related to Interest	$1,243.30
Sub Total	$229,330.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,921,826.27

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$19,921,826.27
Servicing Fee	$262,544.60	$262,544.60	$0.00	$0.00	$19,659,281.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,659,281.67
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,659,281.67
Interest - Class A-3 Notes	$56,867.07	$56,867.07	$0.00	$0.00	$19,602,414.60
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$19,549,032.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,549,032.35
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$19,522,469.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,522,469.35
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$19,500,903.35
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,500,903.35
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$19,466,362.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,466,362.68
Regular Principal Payment	$18,144,280.47	$18,144,280.47	$0.00	$0.00	$1,322,082.21
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,322,082.21
Residual Released to Depositor	$0.00	$1,322,082.21	$0.00	$0.00	$0.00
Total		$19,921,826.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,144,280.47
Total					$18,144,280.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,144,280.47	$55.62	$56,867.07	$0.17	$18,201,147.54	$55.79
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$18,144,280.47	$16.91	$192,918.99	$0.18	$18,337,199.46	$17.09

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$133,804,872.18	0.4101927	$115,660,591.71	0.3545696
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$303,054,872.18	0.2824238	$284,910,591.71	0.2655147

Pool Information
Weighted Average APR	4.098%	4.095%
Weighted Average Remaining Term	33.02	32.22
Number of Receivables Outstanding	23,396	22,665
Pool Balance	$315,053,523.54	$296,162,554.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$303,054,872.18	$284,910,591.71
Pool Factor	0.2874449	0.2702094

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$11,251,962.73
Targeted Overcollateralization Amount	$11,251,962.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,251,962.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		89	$111,944.40
(Recoveries)		82	$65,759.43
Net Losses for Current Collection Period			$46,184.97
Cumulative Net Losses Last Collection Period			$5,409,429.19
Cumulative Net Losses for all Collection Periods			$5,455,614.16

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.18%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.82%	327	$5,398,412.73
61-90 Days Delinquent	0.17%	29	$509,201.34
91-120 Days Delinquent	0.07%	8	$193,268.85
Over 120 Days Delinquent	0.28%	40	$840,513.12
Total Delinquent Receivables	2.34%	404	$6,941,396.04

Repossession Inventory:
Repossessed in the Current Collection Period		19	$278,053.48
Total Repossessed Inventory		25	$419,228.86

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7064%
Preceding Collection Period			0.7675%
Current Collection Period			0.1813%
Three Month Average			0.5518%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3752%
Preceding Collection Period			0.3291%
Current Collection Period			0.3397%
Three Month Average			0.3480%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer